MAINSTAY FUNDS TRUST

51 Madison Avenue

New York, New York 10010

October 28, 2013

VIA EDGAR

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

Re:	MainStay Funds Trust (the “Registrant”)

MainStay Cornerstone Growth Fund

File Nos. 811-22321/333-160918

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the above Registrant hereby certifies that the Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 58 to the Registrant’s Registration Statement on Form N-1A under the 1933 Act and Amendment No. 60 under the Investment Company Act of 1940, as amended, that were filed electronically on October 24, 2013.

No fee is required in connection with this filing.

Please do not hesitate to contact me at (973) 394-4505 if you have any questions regarding any of the foregoing.

Very truly yours,

/s/ Thomas C. Humbert

Thomas C. Humbert

Assistant Secretary